Share Capital (Details) - USD ($)	Dec. 31, 2024	Oct. 31, 2024	Oct. 24, 2024	Jun. 23, 2025	Dec. 31, 2023
Share Capital [Abstract]
Ordinary shares authorized					15,700,000
Par value price per share (in Dollars per share)				$ 0.7769	$ 0.001
Voting shares					1
Issuance of share capital	743,726	2,813	1,218,750
Ordinary share price (in Dollars per share)		$ 4	$ 4
Ordinary shares issued				785,171
Amount of shares at price (in Dollars)				$ 610,000